Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit after tax	£ 1,680	£ 1,475	£ 1,111
Taxation charge	472	435	517
Net finance costs	262	302	368
Depreciation of property, plant and equipment and right of use assets	240	225	201
Amortisation of intangible assets	120	99	108
Impairment and assets written off, net of reversals	47	192	200
(Gain)/loss on sale of intangible assets, property, plant and equipment and businesses		(7)	12
Gain on sale of business		(121)
Share-based incentive plan expense	86	102	76
Other non-cash movements	(17)	(15)	(11)
(Decrease)/increase in pension and other provisions	(73)	1	70
Changes in working capital:
Decrease/(increase) in inventories	133	216	(131)
(Increase)/decrease in trade receivables	(65)	(312)	38
Increase in trade payables	125	158	112
Net change in other receivables and payables	63	144	(126)
Taxation paid	(439)	(593)	(445)
Net cash inflow from operating activities	2,634	2,301	2,100
Cash flows from investing activities
Purchase of property, plant and equipment	(322)	(250)	(234)
Purchase of intangible assets	(91)	(68)	(102)
Proceeds from sale of intangible assets		325	246
Purchase of business, net of cash acquired			(71)
Proceeds from sale of businesses	13	446
Increase in liquid investments	(6)
Interest received	60	75	27
Net cash (outflow)/inflow from investing activities	(346)	528	(134)
Cash flows from financing activities
Payment of lease liabilities	(60)	(60)	(55)
Interest paid	(357)	(360)	(404)
Dividends paid to shareholders	(612)	(570)	(388)
Purchase of non-controlling interests	(174)	(488)
Distributions to non-controlling interests	(11)	(79)	(58)
Repayment of borrowings	(1,352)	(562)	(553)
Proceeds from borrowings	46	1,214
Purchase of shares by employee benefit trust		(5)	(38)
Purchase of treasury shares	(151)	(116)
Shares purchased for cancellation	(503)	(503)
Other financing cash flows	31	(8)	(72)
Net cash outflow from financing activities	(3,143)	(1,537)	(1,568)
(Decrease)/Increase in cash and cash equivalents and bank overdrafts	(855)	1,292	398
Cash and cash equivalents and bank overdrafts at the beginning of the period	2,207	994	611
Exchange adjustments	(49)	(79)	(15)
Cash and cash equivalents and bank overdrafts at the end of the period	1,303	2,207	994
Cash and cash equivalents and bank overdrafts at the end of the period comprise:
Cash and cash equivalents	1,324	2,250	1,044
Overdrafts	(21)	(43)	(50)
Cash and cash equivalents and bank overdrafts at the end of the period	£ 1,303	£ 2,207	£ 994